Discontinued and Held-for-sale Operations Discontinued and Held-for-sale Operations (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Discontinued Operations, Policy [Policy Text Block]
Discontinued Operations
Prior to the adoption of ASU 2014-08, which was prospectively applied only to newly identified disposals that qualified as discontinued operations beginning after January 1, 2015, we classified operations as discontinued when operations and cash flows will be eliminated from our ongoing operations and we do not expect to retain any significant continuing involvement in their operations after the respective sale or disposal transactions. For all periods presented, the operating results for these discontinued operations have been removed from continuing operations and presented separately as discontinued operations, net of tax, in the Consolidated Statement of Income. The Notes to the Consolidated Financial Statements have been adjusted to exclude discontinued operations unless otherwise noted.